Note 7 - Leases - Future Undiscounted Lease Payments for Finance Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
2023, finance leases	$ 96	$ 0
2024, finance leases	98	0
2025, finance leases	101	0
2026, finance leases	105	0
2027, finance leases	108	0
Thereafter, finance leases	2,787	0
Total undiscounted lease payments, finance leases	3,295	0
Less: imputed interest, finance leases	(1,014)	0
Other Liabilities [Member]
Finance lease liabilities	$ 2,281	$ 0